SHORT-TERM INVESTMENTS (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
SHORT-TERM INVESTMENTS
Impairment recognized		¥ 0
Sales of any short term investments		0	¥ 0	¥ 0
Short-term investments purchased	$ 96,216	688,360	1,897,000	966,000
Short-term investments redeemed	93,528	669,127	1,922,616	1,003,516
Investment income	1,031	¥ 7,373	19,226	¥ 13,406
Balance of short term investments	$ 33,724				¥ 241,270
Film and Television Venture Capital Fund
SHORT-TERM INVESTMENTS
Short-term investments purchased			1,428,000
Short-term investments redeemed			1,445,368
Investment income			10,978
Balance of short term investments			¥ 0
USD fund-linked note (the "Notes")
SHORT-TERM INVESTMENTS
Balance of short term investments					221,670
PRC Bank Wealth Management
SHORT-TERM INVESTMENTS
Balance of short term investments					¥ 19,600